DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Detailed Information of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current	$ 8,573	$ 0
Non-current	(603)	0
FVTPL
Derivative Financial Instruments [Line Items]
Derivative financial assets	9,289	81
Current	8,573	0
Non-current	716	81
Derivative financial assets	9,289	81
FVTPL | Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative financial assets	9,176	0
Derivative financial assets	9,176	0
FVTPL | Other
Derivative Financial Instruments [Line Items]
Derivative financial assets	113	81
Derivative financial assets	$ 113	$ 81